Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1) ($)	CAP to CEO(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average CAP to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) ($B)	EBIT- adjusted(7) ($B)
					TSR(4) ($)	Peer Group TSR(5) ($)
2025	29,895,868	87,783,000	20,806,506	49,661,698	202	149	2.780	12.747
2024	29,496,637	65,519,064	12,772,607	20,502,315	131	121	5.963	14.934
2023	27,847,405	21,715,743	15,245,310	12,490,596	88	113	9.840	12.357
2022	28,979,570	(16,991,516)	10,539,930	(2,724,335)	81	85	9.708	14.474
2021	29,136,780	76,096,506	9,982,519	19,443,928	141	125	9.945	14.295

Company Selected Measure Name	EBIT-adjusted
Named Executive Officers, Footnote	Ms. Barra served as our CEO in all years presented above.Non-CEO NEOs in 2025 included Messrs. Jacobson, Reuss, Anderson, and Harvey. Non-CEO NEOs in 2024 included Messrs. Jacobson,
Reuss, Abbott (former Executive Vice President, Software), Glidden (Former Executive Vice President), and Harvey. Non-CEO NEOs in
2023 included Messrs. Jacobson, Reuss, Abbott, and Glidden. Non-CEO NEOs in 2022 and 2021 included Messrs. Jacobson, Reuss, Parks
(former Executive Vice President, Global Product Development, Purchasing and Supply Chain), and Carlisle (former Executive Vice
President and President, North America).

Changed Peer Group, Footnote	Represents the cumulative TSR of the Dow Jones Automobiles & Parts Titans 30 Index (the “Peer Group TSR”) of an initial investment of
$100 for the measurement period beginning December 31, 2020, and ending December 31, 2025, 2024, 2023, 2022, or 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K as required under Item 402(v) of Regulation S-K.

PEO Total Compensation Amount	$ 29,895,868	$ 29,496,637	$ 27,847,405	$ 28,979,570	$ 29,136,780
PEO Actually Paid Compensation Amount	$ 87,783,000	65,519,064	21,715,743	(16,991,516)	76,096,506
Adjustment To PEO Compensation, Footnote

	2025		2024		2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
SCT Total	29,895,868	20,806,506	29,496,637	12,772,607	27,847,405	15,245,310	28,979,570	10,539,930	29,136,780	9,982,519
Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	(52,463)	—	—	—	(5,554)	—	—	—	—
Plus: Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
Less: Amount Reported in the “Stock Awards” Column of the SCT	(21,623,970)	(16,980,455)	(19,500,028)	(9,735,018)	(14,625,000)	(10,139,445)	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)
Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	41,260,346	31,270,186	31,206,150	11,962,345	11,941,185	8,866,850	8,629,590	3,227,799	18,914,281	6,574,982

	2025		2024		2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	38,037,422	14,469,725	20,123,276	7,028,593	(5,416,604)	(1,411,612)	(25,258,220)	(7,683,634)	25,646,494	5,307,302
Change in Fair Value of Stock Awards that Vested in the Covered Year	(1,598,390)	(409,103)	465,889	557,210	3,397,165	583,155	(4,942,601)	(732,230)	5,626,432	646,960
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	—	—	(3,150,411)	—	—	—	—	—	—
Less: Amount Reported in the “Option Awards” Column of the SCT	—	—	—	—	(4,875,013)	(1,796,486)	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)
Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	—	—	—	—	3,155,717	1,162,910	2,584,980	966,880	3,694,210	1,284,177
Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	2,619,355	776,147	3,374,009	973,138	(774,417)	(213,916)	(5,055,582)	(1,267,702)	6,628,520	1,281,139
Change in Fair Value of Option Awards that Vested in the Covered Year	(807,631)	(218,845)	353,131	93,851	1,065,305	199,384	(2,429,243)	(481,646)	4,969,494	804,660
Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	—	—	—
CAP Total	87,783,000	49,661,698	65,519,064	20,502,315	21,715,743	12,490,596	(16,991,516)	(2,724,335)	76,096,506	19,443,928

Non-PEO NEO Average Total Compensation Amount	$ 20,806,506	12,772,607	15,245,310	10,539,930	9,982,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 49,661,698	20,502,315	12,490,596	(2,724,335)	19,443,928
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
SCT Total	29,895,868	20,806,506	29,496,637	12,772,607	27,847,405	15,245,310	28,979,570	10,539,930	29,136,780	9,982,519
Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	(52,463)	—	—	—	(5,554)	—	—	—	—
Plus: Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	—
Less: Amount Reported in the “Stock Awards” Column of the SCT	(21,623,970)	(16,980,455)	(19,500,028)	(9,735,018)	(14,625,000)	(10,139,445)	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)
Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	41,260,346	31,270,186	31,206,150	11,962,345	11,941,185	8,866,850	8,629,590	3,227,799	18,914,281	6,574,982

	2025		2024		2023		2022		2021
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	38,037,422	14,469,725	20,123,276	7,028,593	(5,416,604)	(1,411,612)	(25,258,220)	(7,683,634)	25,646,494	5,307,302
Change in Fair Value of Stock Awards that Vested in the Covered Year	(1,598,390)	(409,103)	465,889	557,210	3,397,165	583,155	(4,942,601)	(732,230)	5,626,432	646,960
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	—	—	(3,150,411)	—	—	—	—	—	—
Less: Amount Reported in the “Option Awards” Column of the SCT	—	—	—	—	(4,875,013)	(1,796,486)	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)
Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	—	—	—	—	3,155,717	1,162,910	2,584,980	966,880	3,694,210	1,284,177
Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	2,619,355	776,147	3,374,009	973,138	(774,417)	(213,916)	(5,055,582)	(1,267,702)	6,628,520	1,281,139
Change in Fair Value of Option Awards that Vested in the Covered Year	(807,631)	(218,845)	353,131	93,851	1,065,305	199,384	(2,429,243)	(481,646)	4,969,494	804,660
Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	—	—	—
CAP Total	87,783,000	49,661,698	65,519,064	20,502,315	21,715,743	12,490,596	(16,991,516)	(2,724,335)	76,096,506	19,443,928

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR Performance

CAP to CEO	Avg. CAP to Non-CEO NEOs	Co. TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP vs. Net Income and EBIT-adjusted

CAP to CEO	Avg. CAP to Non-CEO NEOs	Net Income	EBIT-adj

Compensation Actually Paid vs. Company Selected Measure	CAP vs. Net Income and EBIT-adjusted

CAP to CEO	Avg. CAP to Non-CEO NEOs	Net Income	EBIT-adj

Total Shareholder Return Vs Peer Group	CAP vs. TSR Performance

CAP to CEO	Avg. CAP to Non-CEO NEOs	Co. TSR	Peer Group TSR

Tabular List, Table

Tabular List of Most-Important Measures
EBIT-adjusted
EBIT-adjusted Margin
Relative TSR

Total Shareholder Return Amount	$ 202	131	88	81	141
Peer Group Total Shareholder Return Amount	149	121	113	85	125
Net Income (Loss)	$ 2,780,000,000	$ 5,963,000,000	$ 9,840,000,000	$ 9,708,000,000	$ 9,945,000,000
Company Selected Measure Amount	12,747,000,000	14,934,000,000	12,357,000,000	14,474,000,000	14,295,000,000
PEO Name	Ms. Barra
Additional 402(v) Disclosure	Reflects CAP values computed in accordance with Item 402(v) of Regulation S-K and FASB ASC Topic 718.Represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning
December 31, 2020, and ending December 31, 2025, 2024, 2023, 2022, or 2021, respectively, calculated in accordance with Item 201(e)
of Regulation S-K as required under Item 402(v) of Regulation S-K.
Reflects net income as shown in the Company’s Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Reflects EBIT-adjusted, the Company-selected measure for 2025, as shown in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. Refer to Appendix A for a reconciliation of EBIT-adjusted to its closest comparable GAAP measure. Please note EBIT-adjusted may not have been the Company-selected measure in previous years, and we may determine a different measure to be the Company-selected measure in future years.

Measure:: 1
Pay vs Performance Disclosure
Name	EBIT-adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT-adjusted Margin
Measure:: 3
Pay vs Performance Disclosure
Name	elative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,623,970)	(19,500,028)	(14,625,000)	(14,625,000)	(14,582,198)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested , Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,260,346	31,206,150	11,941,185	8,629,590	18,914,281
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,037,422	20,123,276	(5,416,604)	(25,258,220)	25,646,494
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,598,390)	465,889	3,397,165	(4,942,601)	5,626,432
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,875,013)	(4,875,010)	(3,937,507)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	3,155,717	2,584,980	3,694,210
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,619,355	3,374,009	(774,417)	(5,055,582)	6,628,520
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,631)	353,131	1,065,305	(2,429,243)	4,969,494
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,463)	0	(5,554)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,980,455)	(9,735,018)	(10,139,445)	(5,470,294)	(5,069,059)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested , Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,270,186	11,962,345	8,866,850	3,227,799	6,574,982
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,469,725	7,028,593	(1,411,612)	(7,683,634)	5,307,302
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(409,103)	557,210	583,155	(732,230)	646,960
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,150,411)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,796,486)	(1,823,438)	(1,368,752)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,162,910	966,880	1,284,177
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	776,147	973,138	(213,916)	(1,267,702)	1,281,139
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,845)	93,851	199,384	(481,646)	804,660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0